--------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1997

                                                              MUNI        NEW JERSEY
                                                          INTERMEDIATE       MUNI
                                                           PORTFOLIO      PORTFOLIO
                                                          ------------    ----------
Investment Income:
    Interest...........................................    $ 1,023,618     $ 475,458
                                                          ------------    ----------
Expenses:
    Administration fee.................................          7,183         3,821
    Shareholder servicing fee..........................          9,418         5,023
    Custodian fee......................................          1,992           775
    Legal and audit fees...............................          9,116         5,777
    Directors' fees and expenses.......................          2,770         1,313
    Pricing fees.......................................         15,640         7,693
    Registration and filing fees.......................          3,816         2,381
    Printing...........................................          5,828         2,553
    Organizational costs...............................          5,975         1,789
    Other expenses.....................................          2,930           116
                                                          ------------    ----------
        Total expenses.................................         64,668        31,241
                                                          ------------    ----------
Net investment income..................................        958,950       444,217
                                                          ------------    ----------
Realized and unrealized gain/(loss) on investments:
    Net realized gain/(loss) on investments
      during the year..................................        (42,723)       17,254
    Net unrealized appreciation or depreciation on
      investments during the year......................        295,021       224,762
                                                          ------------    ----------
Net realized and unrealized gain on investments........        252,298       242,016
                                                          ------------    ----------
Net increase in net assets resulting from operations...    $ 1,211,248     $ 686,233
                                                          ============    ==========

                       See Notes to Financial Statements.
                       --------------- 96 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED OCTOBER 31, 1997

                                                              MUNI        NEW JERSEY
                                                          INTERMEDIATE       MUNI
                                                           PORTFOLIO       PORTFOLIO
                                                          ------------    -----------
Net investment income..................................   $    958,950    $   444,217
Net realized gain/(loss) on investments................        (42,723)        17,254
Net unrealized appreciation or depreciation on
  investments..........................................        295,021        224,762
                                                          ------------    -----------
Net increase in net assets resulting from operations...      1,211,248        686,233
Distributions to shareholders:
  From net investment income...........................       (961,378)      (430,888)
Net increase in net assets from capital share
  transactions.........................................        498,259      4,316,199
                                                          ------------    -----------
Net increase in net assets.............................        748,129      4,571,544
NET ASSETS:
Beginning of year......................................     18,471,060      7,545,140
                                                          ------------    -----------
End of year............................................   $ 19,219,189    $12,116,684
                                                          ============    ===========

--------------------------------------------------------------------------------

                      FOR THE YEAR ENDED OCTOBER 31, 1996

                                                              MUNI        NEW JERSEY
                                                          INTERMEDIATE       MUNI
                                                           PORTFOLIO      PORTFOLIO
                                                          ------------    ----------
Net investment income..................................   $    943,921    $  286,784
Net realized loss on investments.......................         (2,404)      (11,660)
Net unrealized appreciation or depreciation on
  investments..........................................        (91,574)         (770)
                                                          ------------    ----------
Net increase in net assets resulting from operations...        849,943       274,354
Distributions to shareholders:
  From net investment income...........................       (942,468)     (279,091)
Net increase in net assets from capital share
  transactions.........................................        467,619     1,617,435
                                                          ------------    ----------
Net increase in net assets.............................        375,094     1,612,698
NET ASSETS:
Beginning of year......................................     18,095,966     5,932,442
                                                          ------------    ----------
End of year............................................   $ 18,471,060    $7,545,140
                                                          ============    ==========

                       See Notes to Financial Statements.
                       --------------- 97 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                     MUNI INTERMEDIATE PORTFOLIO
                                         ---------------------------------------------------
                                                       YEAR ENDED OCTOBER 31,
                                         ---------------------------------------------------
                                          1997       1996       1995       1994       1993
                                         -------    -------    -------    -------    -------
Net asset value, beginning of year....   $ 10.26    $ 10.32    $  9.74    $ 10.59    $ 10.00
                                         -------    -------    -------    -------    -------
Income from investment operations:
Net investment income.................      0.52       0.53       0.53       0.53       0.44
Net realized and unrealized
  gain/(loss) on investments..........      0.14      (0.06)      0.58      (0.85)      0.59
                                         -------    -------    -------    -------    -------
Total from investment operations......      0.66       0.47       1.11      (0.32)      1.03
                                         -------    -------    -------    -------    -------
Distributions to shareholders from net
  investment income...................     (0.52)     (0.53)     (0.53)     (0.53)     (0.44)
                                         -------    -------    -------    -------    -------
Net asset value, end of year..........   $ 10.40    $ 10.26    $ 10.32    $  9.74    $ 10.59
                                         =======    =======    =======    =======    =======
Total Return(1).......................      6.69%      4.67%     11.76%     (3.13)%    10.54%
                                         =======    =======    =======    =======    =======
Ratios to average net
  assets/Supplemental data:
Net assets, end of year (in 000's)....   $19,219    $18,471    $18,096    $22,097    $94,803
Ratio of operating expenses to average
  net assets..........................      0.34%      0.32%      0.28%      0.25%      0.25%
Ratio of net investment income to
  average net assets..................      5.09%      5.16%      5.23%      4.78%      4.41%
Portfolio turnover rate...............        21%        44%        28%        11%        10%

---------------
(1) Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.
                       --------------- 98 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       NEW JERSEY MUNI PORTFOLIO
                                               ------------------------------------------
                                                                                PERIOD
                                                 YEAR ENDED OCTOBER 31,          ENDED
                                               ---------------------------    OCTOBER 31,
                                                1997       1996      1995       1994(1)
                                               -------    ------    ------    -----------
Net asset value, beginning of period........   $  9.97    $10.00    $ 9.22      $ 10.00
                                               -------    ------    ------    -----------
Income from investment operations:
Net investment income.......................      0.44      0.44      0.41         0.32
Net realized and unrealized gain/(loss) on
  investments...............................      0.23     (0.03)     0.78        (0.82)
                                               -------    ------    ------    -----------
Total from investment operations............      0.67      0.41      1.19        (0.50)
                                               -------    ------    ------    -----------
Distributions to shareholders from net
  investment income.........................     (0.44)    (0.44)    (0.41)       (0.28)
                                               -------    ------    ------    -----------
Net asset value, end of period..............   $ 10.20    $ 9.97    $10.00      $  9.22
                                               =======    ======    ======    ===========
Total Return(2).............................      6.90%     4.24%    13.25%       (5.13)%
                                               =======    ======    ======    ===========
Ratios to average net assets/Supplemental
  data:
Net assets, end of period (in 000's)........   $12,117    $7,545    $5,932      $ 4,564
Ratio of operating expenses to average
  net assets................................      0.31%     0.24%     0.53%        0.60%(3)
Ratio of net investment income to average
  net assets................................      4.42%     4.56%     4.30%        3.60%(3)
Portfolio turnover rate.....................        19%       33%       12%          65%

---------------
(1) The Portfolio commenced operations on November 1, 1993.

(2) Total return represents aggregate total return for the period indicated.

(3) Annualized.

                       See Notes to Financial Statements.
                       --------------- 99 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- 98.5%
$   150,000  Abington, PA, School District, Series A, General
               Obligation Unlimited, (FGIC Insured)
               5.25% due 5/15/08.......................................   $    155,468
    200,000  Allegheny County, PA, Hospital Development Authority
               Revenue, University of Pittsburgh, Health Center, Series A
               5.30% due 4/1/08........................................        208,114
    175,000  Allegheny County, PA, Series C, General Obligation
               Unlimited, (MBIA Insured)
               5.875% due 9/15/12......................................        183,698
     90,000  Allegheny County, PA, Redevelopment Authority Revenue
               5.20% due 8/1/03........................................         91,539
    125,000  Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Saint Joe Minerals
               Corporation Project
               6.00% due 5/1/07........................................        127,500
    190,000  Beaver County, PA, Industrial Development Authority
               Pollution Control Revenue, Ohio Edison Co. Mansfield
               7.10% due 6/1/18........................................        205,152
    500,000  Beaver Falls, PA, Municipal Authority Water and
               Hydroelectric Revenue, (FGIC Insured)
               5.70% due 12/1/08.......................................        523,835
    100,000  Bethel Park, PA, School District, General Obligation
               Unlimited, (FGIC Insured)
               5.40% due 8/1/00........................................        102,252
    100,000  Bucks County, PA, Community College Authority College
               Building Revenue
               6.05% due 6/15/06.......................................        107,216
     55,000  Butler County, PA, Airport Authority Revenue
               7.25% due 11/1/99.......................................         57,413
    100,000  Chambersburg, PA, Area School District, Series B, General
               Obligation Unlimited, (AMBAC Insured)
               6.625% due 4/1/09.......................................        104,304
    325,000  Chester County, PA, General Obligation Unlimited
               5.40% due 12/15/06......................................        339,599
    210,000  Coraopolis-Verona Housing Development Corporation,
               Multifamily Mortgage Revenue, (FHA Insured)
               5.35% due 7/1/03........................................        216,812
    200,000  Dauphin County, PA, General Obligation Unlimited, (MBIA
               Insured)
               5.40% due 8/1/06........................................        207,988

                       See Notes to Financial Statements.
                      --------------- 100 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   125,000  Dauphin County, PA, Series B, General Obligation
               Unlimited, (MBIA Insured)
               5.20% due 3/15/04.......................................   $    127,781
    125,000  Dauphin County, PA, General Authority Revenue
               5.00% due 6/1/26........................................        127,623
    100,000  Dauphin County, PA, General Authority Revenue
               6.85% due 6/1/26........................................        106,276
    130,000  Dauphin County, PA, General Authority Revenue
               6.80% due 6/1/26........................................        140,310
    515,000  Dauphin County, PA, General Authority Revenue
               6.00% due 6/1/26........................................        521,216
    250,000  Delaware County, PA, Unrefunded Balance, General
               Obligation Unlimited
               7.25% due 12/1/00.......................................        250,683
    600,000  Delaware River Joint Toll Bridge, Refunding, (FGIC
               Insured)
               6.15% due 7/1/04........................................        640,950
    200,000  Delaware River Port Authority, PA and NJ Delaware River
               Bridges Revenue
               6.50% due 1/15/11.......................................        224,514
    260,000  Delaware River Port Authority, PA and NJ Delaware River
               Bridges Revenue
               6.00% due 1/15/10.......................................        285,113
     50,000  Delaware River Port Authority, PA and NJ Delaware River
               Bridges Revenue
               5.625% due 1/15/09......................................         53,976
    100,000  Eastern Montgomery County, PA, Refunding
               5.90% due 6/15/02.......................................        100,123
    150,000  Eastern Montgomery County, PA, Refunding
               5.75% due 6/15/01.......................................        150,180
    100,000  Gettysburg, PA, Municipal Authority College Revenue,
               Gettysburg College Project
               5.95% due 2/15/00.......................................        103,641
    100,000  Gettysburg, PA, Municipal Authority County, Guaranteed
               Hospital Revenue, Gettysburg Hospital Project, (MBIA
               County Guaranteed)
               6.20% due 7/1/12........................................        106,041
    570,000  Greene County, PA, Industrial Development Authority,
               Pollution Control Revenue, West Pennsylvania Power,
               Hatfield Ferry
               6.10% due 2/1/07........................................        570,490

                       See Notes to Financial Statements.
                      --------------- 101 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   100,000  Greene County, PA, Industrial Development Authority,
               Pollution Control Revenue, West Pennsylvania Power,
               (MBIA Insured)
               6.10% due 2/1/07........................................   $    100,175
    275,000  Hazleton, PA, Area School District, Series A, General
               Obligation Unlimited
               5.875% due 3/1/10.......................................        290,348
    100,000  Hempfield, PA, School District, Lancaster School, General
               Obligation Unlimited, (FGIC Insured)
               6.10% due 8/15/02.......................................        107,888
     40,000  Lancaster, PA, Area Sewer Authority
               6.00% due 4/1/12........................................         42,846
    170,000  Lancaster, PA, Higher Education Authority College Revenue,
               Franklin & Marshall College Project, (MBIA Insured)
               6.55% due 4/15/07.......................................        184,566
    375,000  Lycoming County, PA, College Revenue, PA College of
               Technology, (AMBAC Insured)
               5.20% due 11/1/04.......................................        387,480
    100,000  Montgomery County, PA, Higher Education & Health Authority
               Hospital Revenue, Abington Memorial Hospital, Series A,
               (AMBAC Insured)
               5.80% due 6/1/04........................................        107,155
    110,000  Montgomery County, PA, Industrial Development Authority
               Revenue
               7.50% due 1/1/12........................................        120,974
    100,000  New Kensington, PA, General Obligation Unlimited, (FGIC
               Insured)
               5.625% due 10/1/04......................................        102,224
    200,000  North East, PA, School District, Refunding, (AMBAC
               Insured)
               6.00% due 9/15/10.......................................        210,480
    150,000  North Pocono, School District, PA, General Obligation
               Unlimited, (FGIC Insured)
               5.25% due 7/15/06.......................................        153,276
    275,000  Penn Trafford, PA, School District, General Obligation
               Unlimited, (MBIA Insured)
               6.50% due 4/1/06........................................        290,350
    200,000  Pennridge, PA, School District, Series A, General
               Obligation Unlimited, (AMBAC Insured)
               6.25% due 2/15/04.......................................        213,416

                       See Notes to Financial Statements.
                      --------------- 102 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   100,000  Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series S, (FHA Insured)
               7.15% due 10/1/01.......................................   $    104,392
    125,000  Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series S, (FHA Insured)
               7.60% due 4/1/16........................................        132,451
    350,000  Pennsylvania Housing Finance Agency, Refunding, Rental
               Housing
               5.25% due 7/1/04........................................        357,669
    500,000  Pennsylvania Housing Finance Agency, Refunding, Rental
               Housing
               5.45% due 7/1/06........................................        514,725
    330,000  Pennsylvania Housing Finance Agency, Single Family
               Mortgage, Series 38
               5.50% due 4/1/05........................................        338,461
    500,000  Pennsylvania Infrastructure Investment Authority Revenue
               Pennvest Loan Pool -- Remarket 5/3/93-A
               5.90% due 9/1/10........................................        528,965
    300,000  Pennsylvania Intergovernmental Coop Authority, Special Tax
               Revenue, City of Philadelphia Funding Program, (FGIC
               Insured)
               6.00% due 6/15/02.......................................        321,675
    200,000  Pennsylvania Intergovernmental Coop Authority, Special Tax
               Revenue, City of Philadelphia Funding Program, (FGIC
               Insured)
               5.25% due 6/15/06.......................................        206,166
     50,000  Pennsylvania State, General Obligation Unlimited
               8.90% due 10/1/98.......................................         50,328
    250,000  Pennsylvania State, First Series, General Obligation
               Unlimited
               6.375% due 9/15/12......................................        270,245
    375,000  Pennsylvania State, Third Series, General Obligation
               Unlimited
               5.00% due 9/1/08........................................        380,865
  1,000,000  Pennsylvania State Finance Authority Revenue, Refunding,
               Municipal Capital Improvements Program
               6.60% due 11/1/09.......................................      1,098,570
    695,000  Pennsylvania State Higher Education Assistance Agency
               Student Loan Revenue, Refunding, Series A, (FGIC
               Insured)
               6.80% due 12/1/00.......................................        744,845
    250,000  Pennsylvania State Higher Educational Facilities Authority
               College and University Revenues, University of
               Pennsylvania, Series A
               5.60% due 9/1/10........................................        260,890

                       See Notes to Financial Statements.
                      --------------- 103 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   140,000  Pennsylvania State Higher Educational Facilities Authority
               College and University Revenues, Drexel University
               Project
               5.65% due 2/1/09........................................   $    142,566
    100,000  Pennsylvania State Higher Educational Facilities Authority
               College and University Revenues, Series F, (AMBAC
               Insured)
               6.00% due 12/15/09......................................        105,665
     25,000  Pennsylvania State Public School Building Authority Lease
               Revenue
               9.25% due 11/1/97.......................................         25,000
     40,000  Perkiomen Valley School Authority, PA, School Revenue,
               (MBIA Insured)
               6.40% 12/1/02...........................................         42,684
    100,000  Philadelphia, PA, Gas Works Revenue
               5.50% due 7/1/04........................................        105,639
    100,000  Philadelphia, PA, Hospitals and Higher Educational
               Facilities Authority, Hospital Revenue, Children's
               Hospital Philadelphia, Series A
               5.00% due 2/15/02.......................................        102,472
    225,000  Philadelphia, PA, Municipal Authority Revenue,
               Refunding -- Lease -- Series C, (FGIC Insured)
               5.00% due 4/1/07........................................        230,942
    320,000  Philadelphia, PA, Hospitals Revenue, Hospital University,
               PA, (FGIC Insured)
               5.875% due 7/1/08.......................................        348,154
    260,000  Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D
               5.75% due 10/1/07.......................................        271,573
    150,000  Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D
               6.20% due 4/1/11........................................        156,540
    155,000  Pittsburgh, PA, Urban Redevelopment Authority Mortgage
               Revenue, Series D
               6.20% due 10/1/11.......................................        161,758
    110,000  Reading, PA, General Obligation Unlimited, (AMBAC Insured)
               6.00% due 11/15/03......................................        110,138
    100,000  Reading, PA, General Obligation Unlimited, (AMBAC Insured)
               6.10% due 11/15/04......................................        100,125
    235,000  Ringgold, PA, School District
               6.20% due 1/15/13.......................................        255,226

                       See Notes to Financial Statements.
                      --------------- 104 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   250,000  Sayre, PA, Health Care Facilities Authority Revenue,
               (AMBAC Insured)
               6.10% due 7/1/02........................................   $    268,608
    100,000  Seneca Valley, PA, School District, Series B, General
               Obligation Unlimited, (FGIC Insured)
               5.70% due 7/1/06........................................        104,566
    225,000  Seneca Valley, PA, School District, Series B, General
               Obligation Unlimited, (FGIC Insured)
               5.80% due 7/1/10........................................        234,175
    285,000  Southeastern Pennsylvania Transportation Authority,
               Revenue
               6.00% due 6/1/01........................................        301,792
    110,000  Southeastern Pennsylvania Transportation Authority,
               Revenue
               6.00% due 6/1/00........................................        115,041
     40,000  Southeastern Pennsylvania Transportation Authority, PA,
               Lease Revenue
               5.75% due 12/1/04.......................................         40,064
    125,000  Southeastern Pennsylvania Transportation Authority, PA,
               Special Revenue
               5.05% due 3/1/05........................................        128,695
    250,000  State Public School Building Authority, PA, School
               Revenue, Hazleton Area School District Project, (FGIC
               Insured)
               6.50% due 3/1/08........................................        266,252
    100,000  State Public School Building Authority, PA, School
               Revenue, Erie County Area Vocational Technical School G,
               (MBIA Insured)
               5.45% due 6/15/98.......................................        100,061
    100,000  Swarthmore Borough, PA, College Revenue
               6.10% due 9/15/07.......................................        108,489
    120,000  Swatara Township Authority, PA, Sewer Revenue, (MBIA
               Insured)
               6.15% due 5/1/07........................................        134,479
    125,000  Unionville-Chadds Ford, PA, School District, General
               Obligation Unlimited, (State Aid Withholding)
               5.50% due 6/1/08........................................        128,989
    125,000  Wallingford-Swarthmore, PA, School, Series C, (FSA State
               Aid Withholding)
               5.00% due 5/15/09.......................................        126,225
    325,000  Wayne County, PA, Hospital and Health Facilities
               Authority, County Guaranteed Hospital Revenue, Wayne
               Memorial Hospital Project, (MBIA Insured)
               5.05% due 7/1/03........................................        334,981

                       See Notes to Financial Statements.
                      --------------- 105 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   240,000  Westmoreland County, PA, Municipal Authority, Municipal
               Services Revenue, Series P, (MBIA Insured)
               5.80% due 7/1/01........................................   $    253,075
    100,000  Wilkinsburg, PA, Joint Water Authority, Water Revenue,
               Series A, (AMBAC Insured)
               6.10% due 8/15/04.......................................        107,888
     30,000  William Penn, PA, School District, General Obligation
               Unlimited
               8.00% due 8/1/00........................................         31,958
    170,000  York County, PA, Industrial Development Authority,
               Industrial Development Revenue, Refunding, Stanley Works
               Project
               6.25% due 7/1/02........................................        182,605
                                                                          ------------

TOTAL INVESTMENTS (Cost $18,367,408(1)).......................     98.3%   $ 18,887,657

OTHER ASSETS IN EXCESS OF LIABILITIES.........................      1.7         331,532
                                                                 ------    ------------

NET ASSETS....................................................    100.0%   $ 19,219,189
                                                                 ======    ============

NET ASSET VALUE ($19,219,189 DIVIDED BY 1,848,113 SHARES
  OUTSTANDING)................................................             $      10.40
                                                                           ============

---------------
(1) Aggregate cost for federal tax purposes was $18,367,705.

INSURANCE ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                      --------------- 106 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                            STATEMENT OF NET ASSETS
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- 97.1%
$   100,000  Asbury Park, NJ, Board of Education, General Obligation
               Unlimited, (MBIA Insured)
               5.55% due 2/1/07........................................   $    106,773
    100,000  Beach Haven, NJ, General Obligation Unlimited, (MBIA
               Insured) 5.70% due 8/15/03..............................        107,153
    100,000  Burlington County, NJ, General Obligation Unlimited
               5.20% due 9/15/02.......................................        104,226
    100,000  Burlington County, NJ, General Obligation Unlimited
               5.20% due 10/1/04.......................................        104,171
    150,000  Cape May County, NJ, General Improvements, General
               Obligation Unlimited, (AMBAC Insured)
               5.35% due 8/1/04........................................        157,965
    200,000  Cape May County, NJ, Municipal Utilities Authority, Sewer
               Revenue, Refunding, (AMBAC Insured)
               5.60% due 1/1/05........................................        212,824
    100,000  Casino Reinvestment Development Authority, NJ, Parking Fee
               Revenue, Series A, (FSA Insured)
               5.00% due 10/1/04.......................................        103,000
    100,000  Delaware River Joint Toll Bridge, Commonwealth of
               Pennsylvania Bridge Revenue, Refunding, (FGIC Insured)
               6.15% due 7/1/04........................................        106,825
    200,000  Delaware River Joint Toll Bridge, Commonwealth of
               Pennsylvania Bridge Revenue, Refunding, (FGIC Insured)
               6.25% due 7/1/12........................................        213,616
    335,000  Delaware River Port Authority, PA, NJ, and DE River
               Bridges Revenue
               5.625% due 1/15/09......................................        361,639
    285,000  Delaware River Port Authority, PA, NJ, and DE River
               Bridges Revenue
               6.00% due 1/15/10.......................................        312,528
    100,000  Delaware River Port Authority, PA, NJ, and DE River
               Bridges Revenue
               6.50% due 1/15/11.......................................        112,257
     25,000  Gloucester County, NJ, General Obligation Unlimited,
               Series A, (AMBAC Insured)
               4.50% due 1/1/98........................................         25,029
    100,000  Gloucester County, NJ, Improvement Authority Revenue,
               County Library Lease Project
               5.20% due 12/15/05......................................        104,023

                       See Notes to Financial Statements.
                      --------------- 107 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   200,000  Hasbrouck Heights, NJ, General Improvements, General
               Obligation Unlimited
               5.25% due 9/1/04........................................   $    209,326
    110,000  High Bridge, NJ, Regional Board of Education, General
               Obligation Unlimited, (FSA Insured)
               5.40% due 2/15/09.......................................        114,230
    250,000  Hudson County, NJ, Certificates of Participation,
               Refunding -- Correctional Facilities, (MBIA Insured)
               6.20% due 6/1/03........................................        271,013
    200,000  Hunterdon, NJ, Central Regional High School District,
               General Obligation Unlimited, (FSA Insured)
               5.25% due 5/1/06........................................        209,490
    130,000  Jefferson Township, NJ, General Obligation Unlimited,
               Sewer Improvements, (AMBAC Insured)
               5.45% due 10/1/09.......................................        136,218
    250,000  Jersey City, NJ, School Improvements, General Obligation
               Unlimited, (MBIA Insured)
               5.50% due 3/15/06.......................................        265,118
    100,000  Lyndhurst Township, NJ, General Improvements, General
               Obligation Unlimited, (FGIC Insured)
               5.50% due 10/1/05.......................................        106,594
    105,000  Manalapan-Englishtown, NJ, Regional Board of Education,
               General Obligation Unlimited, (School Board Residual
               Fund Insured)
               5.00% due 5/1/07........................................        108,204
    125,000  Manchester Township, NJ, Board of Education Certificates
               of Participation, Refunding, (MBIA Insured)
               4.70% due 12/15/02......................................        127,444
    100,000  Mercer County, NJ, Improvement Authority Revenue,
               Refunding -- Solid Waste, (County Guaranteed -- Series
               97)
               5.20% due 9/15/08.......................................        103,403
    150,000  Mercer County, NJ, Improvement Authority Revenue,
               Refunding -- Governmental Leasing, (County
               Guaranteed -- A)
               5.40% due 12/1/05.......................................        158,478
    285,000  Middlesex County, NJ, Sewer Authority, Refunding
               5.625% due 1/1/07.......................................        288,674
    250,000  Middlesex County, NJ, Utilities Authority, Sewer Revenue,
               Refunding (FGIC Insured)
               4.75% due 12/1/08.......................................        251,060

                       See Notes to Financial Statements.
                      --------------- 108 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   100,000  Middletown Township, NJ, General Obligation Unlimited
               5.00% due 8/1/05........................................   $    102,970
    100,000  Middletown Township, NJ, Sewer Authority, Sewer Revenue,
               Refunding -- Series A, (FGIC Insured)
               4.65% due 1/1/02........................................        101,584
    200,000  Morris Township, NJ, School District, General Obligation
               Unlimited
               5.625% due 4/1/06.......................................        213,138
    200,000  New Jersey Economic Development Authority, Market
               Transition Facilities Revenue, Senior Lien -- Series A,
               (MBIA Insured)
               5.125% due 7/1/00.......................................        204,964
    200,000  New Jersey Economic Development Authority, Market
               Transition Facilities Revenue, Senior Lien -- Series A,
               (MBIA Insured)
               5.70% due 7/1/05........................................        214,064
    125,000  New Jersey Economic Development Authority, Market
               Transition Facilities Revenue, Senior Lien -- Series A,
               (MBIA Insured)
               5.75% due 7/1/06........................................        134,636
    100,000  New Jersey Economic Development Authority, Parking
               Facility Improvements Elizabeth Development Project,
               (FGIC Insured)
               5.20% due 10/15/08......................................        103,772
     75,000  New Jersey Health Care Facilities Finance Authority
               Revenue, (Mountainside Hospital), (MBIA Insured)
               4.60% due 7/1/00........................................         75,991
    100,000  New Jersey Health Care Facilities Finance Authority
               Revenue, (St. Joseph's Hospital & Medical Center -- A)
               5.00% due 7/1/03........................................        102,672
    250,000  New Jersey State, General Obligation Unlimited,
               Refunding -- Series C
               6.50% due 1/15/03.......................................        259,590
    100,000  New Jersey State, General Obligation Unlimited,
               Refunding -- Series D
               5.10% due 2/15/00.......................................        102,421
    225,000  New Jersey State Educational Facilities Authority Revenue,
               Princeton University -- Series A
               5.50% due 7/1/05........................................        238,752
    125,000  New Jersey State Educational Facilities Authority Revenue,
               Higher Education Equipment Leasing Fund -- A, (MBIA
               Insured)
               5.00% due 9/1/00........................................        127,872

                       See Notes to Financial Statements.
                      --------------- 109 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997

   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   100,000  New Jersey State Educational Facilities Authority Revenue,
               Higher Education Facilities Trust Fund -- Series A,
               (AMBAC Insured)
               5.125% due 9/1/02.......................................   $    103,781
    350,000  New Jersey State Educational Facilities Authority Revenue,
               Higher Education Facilities Trust Fund -- Series A,
               (AMBAC Insured)
               5.125% due 9/1/07.......................................        363,258
    125,000  New Jersey State Educational Facilities Authority Revenue,
               Higher Education Facilities Trust Fund -- Series A,
               (AMBAC Insured)
               5.125% due 9/1/08.......................................        128,551
    250,000  New Jersey State Highway Authority, Garden State Parkway
               General Revenue, Highway Revenue Tolls, (AMBAC Insured)
               6.10% due 1/1/06........................................        269,575
    250,000  New Jersey State Highway Authority, Garden State Parkway
               General Revenue, Highway Revenue Tolls, (AMBAC Insured)
               6.15% due 1/1/07........................................        270,542
    200,000  New Jersey State Housing and Mortgage Finance Agency
               Revenue, Local or Guaranteed Housing -- Series A, (HUD
               Section 8)
               6.50% due 11/1/03.......................................        214,318
    150,000  New Jersey State Housing and Mortgage Finance Agency
               Revenue, Home Buyer -- Series P, (MBIA Insured)
               5.05% due 4/1/07........................................        153,321
    150,000  New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, (FSA Insured)
               5.30% due 12/15/01......................................        156,606
    100,000  New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series A, (FSA Insured)
               4.75% due 6/15/03.......................................        102,372
    200,000  New Jersey State Transportation Trust Fund Authority,
               Transportation System -- Series B, (MBIA Insured)
               5.00% due 6/15/04.......................................        206,240
    250,000  New Jersey State Turnpike Authority, Turnpike Revenue,
               Series A, (MBIA Insured)
               5.90% due 1/1/04........................................        267,300
    145,000  New Jersey Wastewater Treatment Trust -- Series A
               6.00% due 7/1/09........................................        154,222
    125,000  New Jersey Wastewater Treatment Trust, Refunding -- Series
               C, (MBIA Insured)
               6.25% due 5/15/03.......................................        136,705

                       See Notes to Financial Statements.
                      --------------- 110 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONTINUED)
                                OCTOBER 31, 1997


   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   100,000  Ocean County, NJ, General Improvement, General Obligation
               Unlimited
               5.65% due 7/1/06........................................   $    107,920
     85,000  Ocean County, NJ, Utility Authority, Wastewater Revenue,
               Refunding
               5.00% due 1/1/05........................................         87,468
    250,000  Ocean Township, NJ, Sewer Authority
               6.00% due 12/1/07.......................................        271,322
    200,000  Park Ridge, NJ, General Obligation Unlimited
               5.60% due 11/1/03.......................................        213,078
    100,000  Passaic Valley, NJ, General Obligation Unlimited, (FGIC
               Insured)
               5.125% due 9/1/08.......................................        102,601
    100,000  Passaic Valley, NJ, Sewer Commission, Sewer
               System -- Series D, (AMBAC Insured)
               5.75% due 12/1/09.......................................        105,582
    130,000  Perth Amboy, NJ, General Obligation Unlimited, (MBIA
               Insured)
               6.20% due 8/1/06........................................        143,694
     35,000  Port Authority of New York and New Jersey,
               Consolidated -- 91st Series
               5.50% due 10/1/08.......................................         35,665
    115,000  Port Authority of New York, Consolidated
               5.80% due 2/1/07........................................        115,684
    300,000  Rutgers State University, NJ, Refunding -- Series S
               5.25% due 5/1/97........................................        309,372
    135,000  South Brunswick Township, NJ, General Obligation
               Unlimited, (MBIA Insured)
               5.25% due 10/1/03.......................................        141,417
    130,000  South Brunswick Township, NJ, General Obligation
               Unlimited, (MBIA Insured)
               5.35% due 4/1/06........................................        135,179
    250,000  Southern Regional High School District, General Obligation
               Unlimited, (MBIA Insured)
               5.40% due 9/1/04........................................        264,147
    160,000  Sparta Township, NJ, School District, General Obligation
               Unlimited, (MBIA Insured)
               5.75% due 9/1/04........................................        172,325
    100,000  Surf City, NJ, General Obligation Unlimited, (MBIA
               Insured)
               5.15% due 1/15/06.......................................        104,143

                       See Notes to Financial Statements.
                      --------------- 111 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                     STATEMENT OF NET ASSETS -- (CONCLUDED)
                                OCTOBER 31, 1997


   FACE
  AMOUNT                                                                     VALUE
-----------                                                               ------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$   100,000  West Orange, NJ, General Obligation Unlimited
               5.10% due 1/1/05........................................    $    103,511
    350,000  Western Monmouth Utilities Authority, NJ, Revenue, Series
               A, (AMBAC Insured)
               5.25% due 2/1/09........................................         361,361
                                                                           ------------

TOTAL INVESTMENTS (Cost $11,445,355(1)).......................     97.1%   $ 11,764,967

OTHER ASSETS IN EXCESS OF LIABILITIES.........................      2.9         351,717
                                                                 ------    ------------

NET ASSETS....................................................    100.0%   $ 12,116,684
                                                                 ======    ============

NET ASSET VALUE ($12,116,684 DIVIDED BY 1,187,867 SHARES
  OUTSTANDING)................................................             $      10.20
                                                                           ============

---------------
(1) Aggregate cost for federal tax purposes was $11,445,916.

INSURANCE ABBREVIATIONS:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance Inc.
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                      --------------- 112 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Portfolios (the "Fund") is an investment company that was organized as a "Massachusetts business trust" on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management Investment company. As of October 31, 1997, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios"). The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   PORTFOLIO VALUATION: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the Advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchased commitments.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid the 4% nondeductible Federal excise tax. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains of various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   ORGANIZATION COSTS: Organization costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations. The Portfolios' Advisor has agreed that in the event any of the initial share in any the Portfolios are redeemed during such period, the appropriate Portfolio will be

                      --------------- 113 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

reimbursed for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of the initial shares held at the time of redemption.

   FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS

   The Glenmede Trust Company (the "Advisor") provides investment advisory services to the Fund. The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

   Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, provides administrative, accounting and transfer agent services to the Fund. The Fund pays ICC a fee based on the combined aggregate average daily net assets of the Fund and The Glenmede Fund, Inc., an investment company with the same officers, Board and service providers as the Fund (collectively, the "Companies"). This fee is computed daily and paid monthly at the following annual rates: 0.12% of the first $100 million, 0.08% of the next $150 million, 0.04% of the next $500 million and 0.03% of the amount in excess of $750 million. This fee is allocated to each Fund based on its relative net assets.

   The Fund pays each Board member, other than Mr. Church, an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

3. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 1997, cost of purchases and proceeds from sales of investment securities other than U.S. Government securities and short-term securities were:

PORTFOLIO                                                      PURCHASES        SALES
---------                                                      ----------    -----------
Muni Intermediate Portfolio.................................   $4,643,532    $ 3,817,806
New Jersey Muni Portfolio...................................   6,170,402       1,931,587

                      --------------- 114 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

   On October 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                                APPRECIATION    DEPRECIATION
---------                                                ------------    ------------
Muni Intermediate Portfolio...........................     $529,814         $9,862
New Jersey Muni Portfolio.............................      322,332          3,281

4. SHARES OF BENEFICIAL INTEREST

   The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                            YEAR ENDED 10/31/97        YEAR ENDED 10/31/96
                                          -----------------------    -----------------------
                                           SHARES       AMOUNT        SHARES       AMOUNT
                                          --------    -----------    --------    -----------
MUNI INTERMEDIATE PORTFOLIO:
  Sold.................................    440,883    $ 4,529,900     359,842    $ 3,686,100
  Redeemed.............................   (392,272)    (4,031,641)   (313,802)    (3,218,481)
                                          --------    -----------    --------    -----------
  Net increase.........................     48,611    $   498,259      46,040    $   467,619
                                          ========    ===========    ========    ===========

NEW JERSEY MUNI PORTFOLIO:
  Sold.................................    576,081    $ 5,766,400     263,097    $ 2,617,250
  Redeemed.............................   (144,674)    (1,450,201)   (100,048)      (999,815)
                                          --------    -----------    --------    -----------
  Net increase.........................    431,407    $ 4,316,199     163,049    $ 1,617,435
                                          ========    ===========    ========    ===========

5. CAPITAL LOSS CARRYFORWARD

   On October 31, 1997, the following Portfolios had available capital loss carryforwards to offset future net capital gains through the indicated expiration dates as follows:

                             EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING
PORTFOLIO                    IN 2000    IN 2001    IN 2002    IN 2003    IN 2004    IN 2005
---------------------------  --------   --------   --------   --------   --------   --------
Muni Intermediate
  Portfolio................    $656      $4,787    $215,936   $549,436   $ 2,107    $42,723
New Jersey Muni
  Portfolio................      --          --     56,594     21,708     11,660         --

6. CONCENTRATION OF CREDIT

   The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent. As of October 31, 1997, the Muni Intermediate Portfolio maintained all of its investments in

                      --------------- 115 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------

                  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

debt obligations issued by the Commonwealth of Pennsylvania and its political subdivisions and the New Jersey Muni Portfolio maintained a majority of its investments in debt obligations issued by the State of New Jersey and its political subdivisions.

7. NET ASSETS

   On October 31, 1997, net assets consisted of:

                                                              MUNI        NEW JERSEY
                                                          INTERMEDIATE       MUNI
                                                           PORTFOLIO       PORTFOLIO
                                                          ------------    -----------
Par value..............................................   $     1,848     $     1,188
Paid in Capital in excess of par value.................    19,432,537      11,843,612
Undistributed net investment income....................        80,499          42,795
Accumulated net realized loss on investments sold, and
  foreign currency transactions........................      (815,944)        (90,523)
Net unrealized appreciation or depreciation of
  investments and foreign currency transactions........       520,249         319,612
                                                          ------------    -----------
    Total Net Assets...................................   $19,219,189     $12,116,684
                                                          ===========     ===========

                      --------------- 116 ---------------

                        --------------------------------
                            THE GLENMEDE PORTFOLIOS
                        --------------------------------
                          TAX INFORMATION (UNAUDITED)
                      FOR THE YEAR ENDED OCTOBER 31, 1997

   Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the year ended October 31, 1997, 100% is tax-exempt for regular Federal income taxes and Pennsylvania taxes.

   Of the dividends paid by the New Jersey Muni Portfolio from net investment income for the year ended October 31, 1997, 100% is tax-exempt for regular Federal income taxes and New Jersey taxes.

                      --------------- 117 ---------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Glenmede Portfolios:

   We have audited the accompanying statements of net assets of the Muni Intermediate Portfolio and New Jersey Muni Portfolio of The Glenmede Portfolios, (the "Portfolios") as of October 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years (or periods) presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Glenmede Portfolios as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the five years (or periods) presented in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

Philadelphia, Pennsylvania
December 5, 1997

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              THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS

                        OFFICERS AND DIRECTORS/TRUSTEES

John W. Church, Jr.                    Mary Ann B. Wirts
  Chairman, President and              Executive Vice President
  Director/Trustee
                                       Kimberly C. Osborne
H. Franklin Allen, Ph.D.               Vice President
  Director/Trustee
                                       Michael P. Malloy
Willard S. Boothby, Jr.                Secretary
  Director/Trustee
                                       Joseph A. Finelli
Francis J. Palamara                    Treasurer
  Director/Trustee
                                       Edward J. Veilleux
G. Thompson Pew, Jr.                   Assistant Secretary
  Director/Trustee

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR
  The Glenmede Trust Company             (for Emerging Markets Portfolio)
  One Liberty Place                      Pictet International Management Limited
  1650 Market Street, Suite 1200         Cutlers Garden
  Philadelphia, Pennsylvania 19103       5 Devonshire Square
                                         London, United Kingdom EC2M 4LD
ADMINISTRATOR
  Investment Company Capital Corp.     DISTRIBUTOR
  P.O. Box 515                           ICC Distributors, Inc.
  Baltimore, Maryland 21203              P.O. Box 7558
                                         Portland, Maine 04101
CUSTODIAN
  The Chase Manhattan Bank, N.A.
  3 Chase Metrotech Center
  Brooklyn, NY 11245

LEGAL COUNSEL
  Drinker Biddle & Reath LLP
  Philadelphia National Bank Bldg.
  1345 Chestnut Street
  Philadelphia, Pennsylvania 19107

INDEPENDENT ACCOUNTANTS
  Coopers & Lybrand L.L.P.
  2400 Eleven Penn Center
  Philadelphia, Pennsylvania 19103

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The report is submitted for the general information of the shareholders of The
Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.